(Oppenheimer Commodity Strategy Total Return Fund)
Investment Objective. The Fund seeks total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 66 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Commodity Strategy Total Return Fund)	Class A Shares	Class B Shares	Class C Shares	Class N Shares	Class Y Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Commodity Strategy Total Return Fund)		Class A Shares	Class B Shares	Class C Shares	Class N Shares	Class Y Shares	Class I Shares
Management Fees	[1]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	[2]
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.49%	none	none	[2]
Other Expenses of the Fund		0.44%	0.95%	0.51%	0.60%	0.29%	0.04%	[2]
Other Expenses of the Subsidiary		none	none	none	none	none	none	[2]
Total Other Expenses		0.44%	0.95%	0.51%	0.60%	0.29%	0.04%	[2]
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	[2]
Total Annual Fund Operating Expenses		1.77%	3.03%	2.59%	2.17%	1.37%	1.12%	[2]
Fee Waiver and/or Expense Reimbursement	[3]	(0.36%)	(0.76%)	(0.37%)	(0.47%)	(0.26%)	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.41%	2.27%	2.22%	1.70%	1.11%	0.86%	[2]
[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the Subsidiary during the Fund's most recent fiscal year.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[3]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in underlying funds managed by the Manager or its affiliates. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these expense limitations may not be amended or withdrawn until one year after the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Commodity Strategy Total Return Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares		711	1,071	1,455	2,528
Class B Shares		733	1,177	1,747	2,755
Class C Shares		328	780	1,359	2,934
Class N Shares		274	640	1,133	2,492
Class Y Shares		114	411	730	1,634
Class I Shares	[1]	88	332	595	1,347
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Commodity Strategy Total Return Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares		711	1,071	1,455	2,528
Class B Shares		233	877	1,547	2,755
Class C Shares		228	640	1,359	2,934
Class N Shares		174	780	1,133	2,492
Class Y Shares		114	411	730	1,634
Class I Shares	[1]	88	332	595	1,347
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in a combination of commodity-linked derivatives and corporate and governmental fixed-income securities. Derivatives are investments whose value depends on (or is "derived" from) the value of an underlying security, asset, interest rate, index or currency. A commodity-linked derivative's value is generally linked to the price movement of a particular commodity, commodity index, or commodity option or futures contract. Some commodity-linked derivatives may be based on a multiple of those price movements.

Commodity-linked derivatives provide exposure to the commodities markets without investing directly in physical commodities. They include commodity-linked notes, swaps, futures and options that are linked to the price movements of a physical commodity such as heating oil, livestock, or agricultural products; a commodity index such as the S&P GSCI ("S&P GSCI," formerly the "Goldman Sachs Commodity Index"); a commodity option or futures contract; or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets.

The Fund's commodity-linked investments are generally allocated to five different commodities "sectors" (energy, agriculture, precious metals, industrial metals and livestock) based on those sector weightings in the S&P GSCI. The Fund is not an "index" fund, however, and its investment allocations and performance will usually differ from the weightings and performance of the S&P GSCI.

The Fund will maintain exposure of 25% or more of its total assets in securities and derivatives linked to the energy and natural resources, agriculture, livestock, industrial metals, and precious metals sectors as a group. However, the Fund will not concentrate more than 25% of its total assets in issuers in any one industry. At times the Fund may emphasize investments in some industries more than others. The individual components of an index will be considered as separate industries for this purpose.

The Fund uses a team approach to construct a portfolio of fixed-income securities for liquidity purposes, for collateral management or to seek income. The Fund's fixed-income securities may be of any maturity and may include, but are not limited to, U.S. Government securities, repurchase agreements, money market securities and shares of affiliated money market funds. The Fund may purchase investment-grade securities and can invest up to 10% of its total assets in below investment-grade securities (also referred to as "junk bonds").

The Fund may invest in other types of derivative instruments to seek to increase its investment returns or hedge against declines in the value of its other investments. Some of the other derivatives the Fund may invest in are forwards, options, futures and swaps relating to debt securities, interest rates or currencies. The Fund may invest in U.S. or foreign instruments.

The portfolio managers use a model-driven approach and their own analysis and judgment to try to identify differences in quality and value between two commodities or contracts with the intent of identifying opportunities. The portfolio managers incorporate both fundamental and technical factors intended to identify mispricings for individual commodities or sectors and catalysts that may potentially eliminate those particular mispricings.

The portfolio managers also consider which instrument or form of investment seems best suited to provide the desired commodities exposure: investing in a commodity-linked note, a commodity futures contract, a swap, or an option on a futures contract. The Fund might enter into an investment directly or it can also invest up to 25% of its total assets indirectly through its wholly-owned and controlled subsidiary, as described below.

The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals ("Gold ETFs"). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund's investment in the Subsidiary may vary based on the portfolio managers' use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Main Risks of Leverage. Certain derivatives and other investments of the Fund may involve leverage. Leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives and other investments provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested.

Some derivatives and other leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

The Fund has limits on the leverage ratio of each commodity-linked note it buys and on its overall portfolio. The Fund is also subject to legal requirements designed to reduce the effects of any leverage created by the use of certain investments. Under these requirements, the Fund must earmark or segregate liquid assets or engage in other asset coverage measures with regard to the Fund's potential obligations with respect to those investments. The Fund, including the Subsidiary, will comply with these requirements.

Main Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 10% of its assets in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Who Is the Fund Designed For? The Fund is designed for aggressive investors seeking total return over the long term, mainly from commodity-linked derivatives. Those investors should be willing to assume the risks of potentially significant short-term share price fluctuations and losses because of the Fund's investments in commodity-linked instruments. The Fund is not designed for investors seeking current income or preservation of capital. Investors should consider buying shares of the Fund as part of an overall portfolio strategy that includes other asset classes, such as fixed-income and equity investments. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/CommodityStrategyTotalReturnFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 30.80% (2nd Qtr 08) and the lowest return was -52.35% (4th Qtr 08).

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares is not provided because those shares were not available prior to the date of this prospectus.

Average Annual Total Returns (Oppenheimer Commodity Strategy Total Return Fund)	Inception Date	1 Year	5 Years	10 Years
Class A Shares	Mar 31, 1997	(8.51%)	(8.35%)	2.87%
Class A Shares Return After Taxes on Distributions		(10.43%)	(10.15%)	0.64%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		(5.54%)	(7.69%)	1.72%
Class B Shares	Mar 31, 1997	(8.15%)	(8.30%)	2.94%
Class C Shares	Mar 31, 1997	(4.60%)	(8.04%)	2.63%
Class N Shares	Mar 1, 2001	(3.99%)	(7.53%)	3.22%
Class Y Shares	Mar 31, 1997	(2.57%)	(6.86%)	3.94%
S&P Goldman Sachs Commodity Index (S&P GSCI)		(1.18%)	(2.79%)	5.64%

(Oppenheimer Commodity Strategy Total Return Fund)
Investment Objective. The Fund seeks total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 66 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Commodity Strategy Total Return Fund)	Class A Shares	Class B Shares	Class C Shares	Class N Shares	Class Y Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Commodity Strategy Total Return Fund)		Class A Shares	Class B Shares	Class C Shares	Class N Shares	Class Y Shares	Class I Shares
Management Fees	[1]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	[2]
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.49%	none	none	[2]
Other Expenses of the Fund		0.44%	0.95%	0.51%	0.60%	0.29%	0.04%	[2]
Other Expenses of the Subsidiary		none	none	none	none	none	none	[2]
Total Other Expenses		0.44%	0.95%	0.51%	0.60%	0.29%	0.04%	[2]
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	[2]
Total Annual Fund Operating Expenses		1.77%	3.03%	2.59%	2.17%	1.37%	1.12%	[2]
Fee Waiver and/or Expense Reimbursement	[3]	(0.36%)	(0.76%)	(0.37%)	(0.47%)	(0.26%)	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.41%	2.27%	2.22%	1.70%	1.11%	0.86%	[2]
[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the Subsidiary during the Fund's most recent fiscal year.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[3]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in underlying funds managed by the Manager or its affiliates. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these expense limitations may not be amended or withdrawn until one year after the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Commodity Strategy Total Return Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares		711	1,071	1,455	2,528
Class B Shares		733	1,177	1,747	2,755
Class C Shares		328	780	1,359	2,934
Class N Shares		274	640	1,133	2,492
Class Y Shares		114	411	730	1,634
Class I Shares	[1]	88	332	595	1,347
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Commodity Strategy Total Return Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares		711	1,071	1,455	2,528
Class B Shares		233	877	1,547	2,755
Class C Shares		228	640	1,359	2,934
Class N Shares		174	780	1,133	2,492
Class Y Shares		114	411	730	1,634
Class I Shares	[1]	88	332	595	1,347
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in a combination of commodity-linked derivatives and corporate and governmental fixed-income securities. Derivatives are investments whose value depends on (or is "derived" from) the value of an underlying security, asset, interest rate, index or currency. A commodity-linked derivative's value is generally linked to the price movement of a particular commodity, commodity index, or commodity option or futures contract. Some commodity-linked derivatives may be based on a multiple of those price movements.

Commodity-linked derivatives provide exposure to the commodities markets without investing directly in physical commodities. They include commodity-linked notes, swaps, futures and options that are linked to the price movements of a physical commodity such as heating oil, livestock, or agricultural products; a commodity index such as the S&P GSCI ("S&P GSCI," formerly the "Goldman Sachs Commodity Index"); a commodity option or futures contract; or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets.

The Fund's commodity-linked investments are generally allocated to five different commodities "sectors" (energy, agriculture, precious metals, industrial metals and livestock) based on those sector weightings in the S&P GSCI. The Fund is not an "index" fund, however, and its investment allocations and performance will usually differ from the weightings and performance of the S&P GSCI.

The Fund will maintain exposure of 25% or more of its total assets in securities and derivatives linked to the energy and natural resources, agriculture, livestock, industrial metals, and precious metals sectors as a group. However, the Fund will not concentrate more than 25% of its total assets in issuers in any one industry. At times the Fund may emphasize investments in some industries more than others. The individual components of an index will be considered as separate industries for this purpose.

The Fund uses a team approach to construct a portfolio of fixed-income securities for liquidity purposes, for collateral management or to seek income. The Fund's fixed-income securities may be of any maturity and may include, but are not limited to, U.S. Government securities, repurchase agreements, money market securities and shares of affiliated money market funds. The Fund may purchase investment-grade securities and can invest up to 10% of its total assets in below investment-grade securities (also referred to as "junk bonds").

The Fund may invest in other types of derivative instruments to seek to increase its investment returns or hedge against declines in the value of its other investments. Some of the other derivatives the Fund may invest in are forwards, options, futures and swaps relating to debt securities, interest rates or currencies. The Fund may invest in U.S. or foreign instruments.

The portfolio managers use a model-driven approach and their own analysis and judgment to try to identify differences in quality and value between two commodities or contracts with the intent of identifying opportunities. The portfolio managers incorporate both fundamental and technical factors intended to identify mispricings for individual commodities or sectors and catalysts that may potentially eliminate those particular mispricings.

The portfolio managers also consider which instrument or form of investment seems best suited to provide the desired commodities exposure: investing in a commodity-linked note, a commodity futures contract, a swap, or an option on a futures contract. The Fund might enter into an investment directly or it can also invest up to 25% of its total assets indirectly through its wholly-owned and controlled subsidiary, as described below.

The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals ("Gold ETFs"). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund's investment in the Subsidiary may vary based on the portfolio managers' use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Main Risks of Leverage. Certain derivatives and other investments of the Fund may involve leverage. Leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives and other investments provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested.

Some derivatives and other leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

The Fund has limits on the leverage ratio of each commodity-linked note it buys and on its overall portfolio. The Fund is also subject to legal requirements designed to reduce the effects of any leverage created by the use of certain investments. Under these requirements, the Fund must earmark or segregate liquid assets or engage in other asset coverage measures with regard to the Fund's potential obligations with respect to those investments. The Fund, including the Subsidiary, will comply with these requirements.

Main Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 10% of its assets in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Who Is the Fund Designed For? The Fund is designed for aggressive investors seeking total return over the long term, mainly from commodity-linked derivatives. Those investors should be willing to assume the risks of potentially significant short-term share price fluctuations and losses because of the Fund's investments in commodity-linked instruments. The Fund is not designed for investors seeking current income or preservation of capital. Investors should consider buying shares of the Fund as part of an overall portfolio strategy that includes other asset classes, such as fixed-income and equity investments. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/CommodityStrategyTotalReturnFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 30.80% (2nd Qtr 08) and the lowest return was -52.35% (4th Qtr 08).

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares is not provided because those shares were not available prior to the date of this prospectus.

Average Annual Total Returns (Oppenheimer Commodity Strategy Total Return Fund)	Inception Date	1 Year	5 Years	10 Years
Class A Shares	Mar 31, 1997	(8.51%)	(8.35%)	2.87%
Class A Shares Return After Taxes on Distributions		(10.43%)	(10.15%)	0.64%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		(5.54%)	(7.69%)	1.72%
Class B Shares	Mar 31, 1997	(8.15%)	(8.30%)	2.94%
Class C Shares	Mar 31, 1997	(4.60%)	(8.04%)	2.63%
Class N Shares	Mar 1, 2001	(3.99%)	(7.53%)	3.22%
Class Y Shares	Mar 31, 1997	(2.57%)	(6.86%)	3.94%
S&P Goldman Sachs Commodity Index (S&P GSCI)		(1.18%)	(2.79%)	5.64%

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Commodity Strategy Total Return Fund))	0 Months Ended
Apr. 27, 2012
Class A Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class I Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class N Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Commodity Strategy Total Return Fund))	0 Months Ended
	Apr. 27, 2012
Class A Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses of the Fund	0.44%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.77%
Fee Waiver and/or Expense Reimbursement	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%
Class B Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.95%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.95%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	3.03%
Fee Waiver and/or Expense Reimbursement	(0.76%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.27%
Class C Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.51%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	2.59%
Fee Waiver and/or Expense Reimbursement	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.22%
Class I Shares
Operating Expenses:
Management Fees	1.03%	[1],[3]
Distribution and/or Service (12b-1) Fees	none	[3]
Other Expenses of the Fund	0.04%	[3]
Other Expenses of the Subsidiary	none	[3]
Total Other Expenses	0.04%	[3]
Acquired Fund Fees and Expenses	0.05%	[3]
Total Annual Fund Operating Expenses	1.12%	[3]
Fee Waiver and/or Expense Reimbursement	(0.26%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[3]
Class N Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses of the Fund	0.60%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	2.17%
Fee Waiver and/or Expense Reimbursement	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.70%
Class Y Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.29%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and/or Expense Reimbursement	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the Subsidiary during the Fund's most recent fiscal year.
[2]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in underlying funds managed by the Manager or its affiliates. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
[3]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Commodity Strategy Total Return Fund))	0 Months Ended
Apr. 27, 2012
(Oppenheimer Commodity Strategy Total Return Fund)
Bar Chart Table:
Annual Return 2002	27.45%
Annual Return 2003	22.63%
Annual Return 2004	19.62%
Annual Return 2005	26.38%
Annual Return 2006	(13.08%)
Annual Return 2007	30.23%
Annual Return 2008	(54.57%)
Annual Return 2009	9.97%
Annual Return 2010	8.61%
Annual Return 2011	(2.93%)

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Commodity Strategy Total Return Fund))	0 Months Ended
Apr. 27, 2012
S&P Goldman Sachs Commodity Index (S&P GSCI)
Average Annual Return:
1 Year	(1.18%)
5 Years	(2.79%)
10 Years	5.64%
Class A Shares
Average Annual Return:
1 Year	(8.51%)
5 Years	(8.35%)
10 Years	2.87%
Inception Date	Mar 31, 1997
Class A Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	(10.43%)
5 Years	(10.15%)
10 Years	0.64%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(5.54%)
5 Years	(7.69%)
10 Years	1.72%
Class B Shares
Average Annual Return:
1 Year	(8.15%)
5 Years	(8.30%)
10 Years	2.94%
Inception Date	Mar 31, 1997
Class C Shares
Average Annual Return:
1 Year	(4.60%)
5 Years	(8.04%)
10 Years	2.63%
Inception Date	Mar 31, 1997
Class N Shares
Average Annual Return:
1 Year	(3.99%)
5 Years	(7.53%)
10 Years	3.22%
Inception Date	Mar 1, 2001
Class Y Shares
Average Annual Return:
1 Year	(2.57%)
5 Years	(6.86%)
10 Years	3.94%
Inception Date	Mar 31, 1997

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND
Central Index Key	dei_EntityCentralIndexKey	0001018862
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 27, 2012
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
(Oppenheimer Commodity Strategy Total Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 66 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund mainly invests in a combination of commodity-linked derivatives and corporate and governmental fixed-income securities. Derivatives are investments whose value depends on (or is "derived" from) the value of an underlying security, asset, interest rate, index or currency. A commodity-linked derivative's value is generally linked to the price movement of a particular commodity, commodity index, or commodity option or futures contract. Some commodity-linked derivatives may be based on a multiple of those price movements.

Commodity-linked derivatives provide exposure to the commodities markets without investing directly in physical commodities. They include commodity-linked notes, swaps, futures and options that are linked to the price movements of a physical commodity such as heating oil, livestock, or agricultural products; a commodity index such as the S&P GSCI ("S&P GSCI," formerly the "Goldman Sachs Commodity Index"); a commodity option or futures contract; or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets.

The Fund's commodity-linked investments are generally allocated to five different commodities "sectors" (energy, agriculture, precious metals, industrial metals and livestock) based on those sector weightings in the S&P GSCI. The Fund is not an "index" fund, however, and its investment allocations and performance will usually differ from the weightings and performance of the S&P GSCI.

The Fund will maintain exposure of 25% or more of its total assets in securities and derivatives linked to the energy and natural resources, agriculture, livestock, industrial metals, and precious metals sectors as a group. However, the Fund will not concentrate more than 25% of its total assets in issuers in any one industry. At times the Fund may emphasize investments in some industries more than others. The individual components of an index will be considered as separate industries for this purpose.

The Fund uses a team approach to construct a portfolio of fixed-income securities for liquidity purposes, for collateral management or to seek income. The Fund's fixed-income securities may be of any maturity and may include, but are not limited to, U.S. Government securities, repurchase agreements, money market securities and shares of affiliated money market funds. The Fund may purchase investment-grade securities and can invest up to 10% of its total assets in below investment-grade securities (also referred to as "junk bonds").

The Fund may invest in other types of derivative instruments to seek to increase its investment returns or hedge against declines in the value of its other investments. Some of the other derivatives the Fund may invest in are forwards, options, futures and swaps relating to debt securities, interest rates or currencies. The Fund may invest in U.S. or foreign instruments.

The portfolio managers use a model-driven approach and their own analysis and judgment to try to identify differences in quality and value between two commodities or contracts with the intent of identifying opportunities. The portfolio managers incorporate both fundamental and technical factors intended to identify mispricings for individual commodities or sectors and catalysts that may potentially eliminate those particular mispricings.

The portfolio managers also consider which instrument or form of investment seems best suited to provide the desired commodities exposure: investing in a commodity-linked note, a commodity futures contract, a swap, or an option on a futures contract. The Fund might enter into an investment directly or it can also invest up to 25% of its total assets indirectly through its wholly-owned and controlled subsidiary, as described below.

The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals ("Gold ETFs"). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund's investment in the Subsidiary may vary based on the portfolio managers' use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Main Risks of Leverage. Certain derivatives and other investments of the Fund may involve leverage. Leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives and other investments provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested.

Some derivatives and other leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

The Fund has limits on the leverage ratio of each commodity-linked note it buys and on its overall portfolio. The Fund is also subject to legal requirements designed to reduce the effects of any leverage created by the use of certain investments. Under these requirements, the Fund must earmark or segregate liquid assets or engage in other asset coverage measures with regard to the Fund's potential obligations with respect to those investments. The Fund, including the Subsidiary, will comply with these requirements.

Main Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 10% of its assets in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Who Is the Fund Designed For? The Fund is designed for aggressive investors seeking total return over the long term, mainly from commodity-linked derivatives. Those investors should be willing to assume the risks of potentially significant short-term share price fluctuations and losses because of the Fund's investments in commodity-linked instruments. The Fund is not designed for investors seeking current income or preservation of capital. Investors should consider buying shares of the Fund as part of an overall portfolio strategy that includes other asset classes, such as fixed-income and equity investments. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/CommodityStrategyTotalReturnFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/investors/overview/CommodityStrategyTotalReturnFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2002	rr_AnnualReturn2002	27.45%
Annual Return 2003	rr_AnnualReturn2003	22.63%
Annual Return 2004	rr_AnnualReturn2004	19.62%
Annual Return 2005	rr_AnnualReturn2005	26.38%
Annual Return 2006	rr_AnnualReturn2006	(13.08%)
Annual Return 2007	rr_AnnualReturn2007	30.23%
Annual Return 2008	rr_AnnualReturn2008	(54.57%)
Annual Return 2009	rr_AnnualReturn2009	9.97%
Annual Return 2010	rr_AnnualReturn2010	8.61%
Annual Return 2011	rr_AnnualReturn2011	(2.93%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 30.80% (2nd Qtr 08) and the lowest return was -52.35% (4th Qtr 08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 30.80% (2nd Qtr 08)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -52.35% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(52.35%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares is not provided because those shares were not available prior to the date of this prospectus.

(Oppenheimer Commodity Strategy Total Return Fund) | S&P Goldman Sachs Commodity Index (S&P GSCI)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.18%)
5 Years	rr_AverageAnnualReturnYear05	(2.79%)
10 Years	rr_AverageAnnualReturnYear10	5.64%
(Oppenheimer Commodity Strategy Total Return Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.03%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.44%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,071
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,528
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	711
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,071
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,528
1 Year	rr_AverageAnnualReturnYear01	(8.51%)
5 Years	rr_AverageAnnualReturnYear05	(8.35%)
10 Years	rr_AverageAnnualReturnYear10	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1997
(Oppenheimer Commodity Strategy Total Return Fund) | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.43%)
5 Years	rr_AverageAnnualReturnYear05	(10.15%)
10 Years	rr_AverageAnnualReturnYear10	0.64%
(Oppenheimer Commodity Strategy Total Return Fund) | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(7.69%)
10 Years	rr_AverageAnnualReturnYear10	1.72%
(Oppenheimer Commodity Strategy Total Return Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.03%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.95%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,747
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,755
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	877
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,755
1 Year	rr_AverageAnnualReturnYear01	(8.15%)
5 Years	rr_AverageAnnualReturnYear05	(8.30%)
10 Years	rr_AverageAnnualReturnYear10	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1997
(Oppenheimer Commodity Strategy Total Return Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.03%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.51%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	780
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,934
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,359
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,934
1 Year	rr_AverageAnnualReturnYear01	(4.60%)
5 Years	rr_AverageAnnualReturnYear05	(8.04%)
10 Years	rr_AverageAnnualReturnYear10	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1997
(Oppenheimer Commodity Strategy Total Return Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.03%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.04%	[2]
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.04%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,347	[4]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88	[4]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	332	[4]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595	[4]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,347	[4]
(Oppenheimer Commodity Strategy Total Return Fund) | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.03%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.49%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.60%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,133
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,492
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	780
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,133
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,492
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
5 Years	rr_AverageAnnualReturnYear05	(7.53%)
10 Years	rr_AverageAnnualReturnYear10	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
(Oppenheimer Commodity Strategy Total Return Fund) | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.03%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.29%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,634
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	411
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	730
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,634
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	(6.86%)
10 Years	rr_AverageAnnualReturnYear10	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1997
[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the Subsidiary during the Fund's most recent fiscal year.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[3]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in underlying funds managed by the Manager or its affiliates. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
[4]	Based on estimated expenses for Class I shares for the first fiscal year.